Warrant Liabilities (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant Liabilities [Abstract]
Beginning balance (inception)				$ 3,409	$ 15,387	$ 3,432,440	$ 3,477,882
Correction of an error		3,200,223
Issuance of warrants as part of Units on November 7, 2012		322,884
Change in fair value		(45,225)		(3,409)	(11,978)	(3,417,053)	(45,442)
Ending balance		$ 3,477,882			$ 3,409	$ 15,387	$ 3,432,440